VALUE ADDED TAXES RECOVERABLE	12 Months Ended
Dec. 31, 2023
VALUE ADDED TAXES RECOVERABLE
VALUE ADDED TAXES RECOVERABLE

9.VALUE ADDED TAXES RECOVERABLE

	December 31,	December 31,
	2023	2022
Current portion	$15,571	$8,659
Long term portion	826	5,229
	$16,397	$13,888

Value added taxes (“VAT”) paid in Mexico are fully recoverable. However, VAT recovery returns in Mexico are subject to complex filing requirements and detailed audit or review by the fiscal authorities. Consequently, the timing of receipt of refunds is uncertain. We have used judgement in classifying the current and non-current portions of our Mexican VAT receivables. Factors that we considered include (i) the regularity of payments received, (ii) discussions with and communications from the Mexican tax authorities with respect to specific claims, and (iii) the expected length of time for refunds in accordance with Mexico’s regulations.

At December 31, 2023, approximately 13.9 million Mexican pesos ($0.8 million) (December 31, 2022 — $4.4 million) were under dispute with the taxation authorities. This amount is included within long term value added taxes recoverable.

During the fourth quarter of 2023, we reclassified 71.6 million Mexican pesos (US$4.2 million) of VAT from long term to current following the favorable resolution, after the quarter end, of an outstanding dispute with the Mexican tax authorities.